NOTE 14 – INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%	21.00%	21.00%	35.00%
Deferred Tax Assets, Valuation Allowance	$ 1,246,974		$ 1,246,974		$ 871,681	$ 447,765
Net Income (Loss) Attributable to Parent	$ 1,169,662	$ 1,079,872	$ 1,769,767	$ 2,601,535	$ 3,608,097	$ 1,523,071
Hong Kong Tax Rate [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				16.50%